SUBSEQUENT EVENTS (Details) - USD ($)	Nov. 14, 2025	Sep. 10, 2025	Jul. 22, 2025	Nov. 13, 2025	Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share)					$ 0.0001	$ 0.0001
Subsequent Event
Subsequent Event [Line Items]
Maximum borrowing capacity				$ 82,500,000
Interest rate, paid in kind	14.75%
Annual interest rate (percent)	0.25%
Conversion of stock, shares issued (in shares)	1,000
Subsequent Event | Lumina 2025 Credit Agreement
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 225,000,000
Subsequent Event | Term Loan | Senior Secured Tranche A Loan
Subsequent Event [Line Items]
Maximum borrowing capacity	195,000,000
Subsequent Event | Term Loan | Senior Secured Tranche B Loan
Subsequent Event [Line Items]
Maximum borrowing capacity	$ 30,000,000
NVQ Holding and Croma | Subsequent Event
Subsequent Event [Line Items]
Business combination, voting equity interest acquired, percentage			100.00%
Ordinary shares, par value (in dollars per share)			$ 0.0001
NVQ Holding and Croma | Subsequent Event | Stock Purchase Agreement
Subsequent Event [Line Items]
Consideration paid			$ 3,000,000
NVQ Holding and Croma | Subsequent Event | Stock Purchase Agreement | Class A Ordinary Shares
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share)			$ 0.0001
Contingent consideration (in shares)		3,273,000	9,819,000
Shares issuable upon achievement of approval by the FDA of any product (in shares)			3,273,000